EXHIBIT 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	June 2006
Distribution Date	07/17/06
Transaction Month	4
30/360 Days	30
Actual/360 Days	32
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%
II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$21,727,919.36	0.1086396	$—	—	$21,727,919.36
Class A-2 Notes	$258,000,000.00	1.0000000	$252,562,934.01	0.9789261	$5,437,065.99
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$743,127,919.36	0.8065204	$715,962,934.01	0.7770381	$27,164,985.35

Weighted Avg. Coupon (WAC)	7.69%		7.67%
Weighted Avg. Remaining Maturity (WARM)	56.26		55.32
Pool Receivables Balance	$830,358,495.26		$800,258,034.98
Remaining Number of Receivables	54,350		53,120

Adjusted Pool Balance	$777,036,109.11		$748,696,279.93
III. COLLECTIONS

Principal:
Principal Collections	$29,494,774.75
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$37,089.85

Total Principal Collections	$29,531,864.60

Interest:
Interest Collections	$5,337,445.06
Late Fees & Other Charges	$59,326.82
Interest on Repurchase Principal	$—

Total Interest Collections	$5,396,771.88

Collection Account Interest	$133,113.85
Reserve Account Interest	$19,141.66
Servicer Advances	$—

Total Collections	$35,080,891.99

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	June 2006
Distribution Date	07/17/06
Transaction Month	4
30/360 Days	30
Actual/360 Days	32
IV. DISTRIBUTIONS

Total Collections			$35,080,891.99
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$35,080,891.99
	Amount Due	Amount Paid

1. Servicing Fee @1.00%:

Servicing Fee Due	$691,965.41	$691,965.41	$691,965.41

Collection Account Interest			$133,113.85
Late Fees & Other Charges			$59,326.82

Total due to Servicer			$884,406.08

2. Class A Noteholders Interest:
Class A-1 Notes	$93,439.71	$93,439.71
Class A-2 Notes	$1,102,950.00	$1,102,950.00
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,772,458.04	$2,772,458.04	$2,772,458.04

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$30,981,052.87

9. Regular Principal Distribution Amount:			$27,164,985.35

	Distributable Amount	Paid Amount

Class A-1 Notes		$21,727,919.36
Class A-2 Notes		$5,437,065.99
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$105,344,481.49	$27,164,985.35
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$26,059,832.04	$—
Class D Notes Total:	$18,717,407.00	$—

Total Noteholders Principal		$27,164,985.35

10. Available Amounts Remaining to reserve account			3,816,067.52

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,816,067.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount			$53,322,386.15
Beginning Period Amount			$53,322,386.15
Current Period Amortization			$1,760,631.10
Ending Period Required Amount			$51,561,755.05
Ending Period Amount			$51,561,755.05
Next Distribution Date Required Amount			$49,825,280.94

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	June 2006
Distribution Date	07/17/06
Transaction Month 30/360 Days Actual/360 Days	4 30 32
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,816,067.52
Current Period Release to Depositor	$3,816,067.52
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$33,908,189.75	$32,733,345.93	$51,450,752.92
Overcollateralization as a % of Original Pool (unadjusted)	3.39%	3.27%	5.14%
Overcollateralization as a % of Current Pool (unadjusted)	4.08%	4.09%	6.43%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	52,293	98.44%	$787,777,596.84
30 - 59 Days	1.19%	632	1.22%	$9,749,218.95
60 - 89 Days	0.27%	141	0.26%	$2,063,688.43
90 + Days	0.10%	54	0.08%	$667,530.76

		53,120		$800,258,034.98
Total
Delinquent Receivables 60 + days past due	0.37%	195	0.34%	$2,731,219.19
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.33%	180	0.32%	$2,622,074.88
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.22%	124	0.21%	$1,815,432.42

Three-Month Average Delinquency Ratio	0.31%		0.29%

Repossession in Current Period				63
Repossession Inventory				84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$605,685.53
Recoveries				$(37,089.85)

Net Charge-offs for Current Period				$568,595.68

Beginning Pool Balance for Current Period				$830,358,495.26

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%

Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$1,321,362.06
Cumulative Net Losses as a % of Initial Pool Balance				0.13%

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